Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ 408,735	$ 3,032,403	$ (7,734,732)
Effect of financial instruments acquired for hedging purposes		(5,337)	(21,046)
Equity investments at fair value	1,613,667	(266,753)	2,858,452
Other	(8,922)		136,879
Deferred tax benefit (expense) recognized in OCI	$ 2,013,480	$ 2,760,313	$ (4,760,447)